Long-Term Debt - Cost and accumulated amortization of debt issuances costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Cost	$ 56,985	$ 84,623
Accumulated Amortization	$ (24,060)	(35,942)
Term Loan G
Debt Instrument [Line Items]
Amortization Period	84 months
Cost	$ 32,324	34,654
Accumulated Amortization	$ (22,658)	(16,322)
7.125% Notes
Debt Instrument [Line Items]
Amortization Period	96 months
Cost		34,089
Accumulated Amortization		(12,550)
5.750% Notes
Debt Instrument [Line Items]
Amortization Period	96 months
Cost	$ 19,939
Accumulated Amortization	$ (326)
Senior PIK Note
Debt Instrument [Line Items]
Amortization Period	60 months
Cost		14,909
Accumulated Amortization		(6,378)
Revolver G
Debt Instrument [Line Items]
Amortization Period	84 months
Cost	$ 4,722	971
Accumulated Amortization	$ (1,076)	$ (692)